Reorganization, Share Split and Acquisitions (Acquisition and Restructuring of 7Road, Narrative) (Details) (USD $) In Millions, unless otherwise specified			1 Months Ended		0 Months Ended
	May 01, 2013 7Road Cayman [Member]	Jun. 21, 2012 7Road Cayman [Member]	Jun. 05, 2013 7Road [Member]	Dec. 31, 2013 7Road [Member]	May 11, 2011 Shenzhen 7Road [Member]
Business Acquisition and Restructuring [Line Items]
Percentage of acquired equity interests					68.258%
Percentage of outstanding ordinary shares surrendered by Chief Executive Officer		5.10%
Non-controlling interest percentage	28.074%	28.074%
Percentage of interest held by Group		71.926%
Aggregate cash consideration associated with the purchase of non-controlling interest in 7Road			$ 78
Paid amount associated with the purchase of non-controlling interest in 7Road				76
Remaining amount to be settled associated with the purchase of non-controlling interest in 7Road				$ 2